Income Taxes - Earnings Before Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 2,023.2	$ (554.3)
Provision (recovery) for income taxes	408.3	(159.6)
Net earnings (loss)	1,614.9	(394.7)
Canada
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(141.3)	(258.5)
Provision (recovery) for income taxes	52.9	69.6
Net earnings (loss)	(194.2)	(328.1)
United States
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	543.5	(428.4)
Provision (recovery) for income taxes	420.5	(234.6)
Net earnings (loss)	123.0	(193.8)
UK
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(72.1)	42.2
Provision (recovery) for income taxes	(24.6)	(23.7)
Net earnings (loss)	(47.5)	65.9
Other
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	1,693.1	90.4
Provision (recovery) for income taxes	(40.5)	29.1
Net earnings (loss)	$ 1,733.6	$ 61.3